Investments Accounted for Under Equity Method - Summary of Guarantees and Commitments (Detail) - Constellium-UACJ ABS LLC [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments accounted for using equity method [line items]
Total Guarantees and commitments given	€ 14	€ 34
Financial guarantees [member]
Disclosure of investments accounted for using equity method [line items]
Total Guarantees and commitments given	11
Loan Facility Commitment [Member]
Disclosure of investments accounted for using equity method [line items]
Total Guarantees and commitments given		15
Supplier guarantees [member]
Disclosure of investments accounted for using equity method [line items]
Total Guarantees and commitments given	€ 3	€ 19